Financial instruments - Lease amounts recognized in profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Cash outflows for leases	€ 24,124	€ 22,446	€ 19,046
Depreciation expense of right-of-use assets	21,530	21,075	18,659
Interest expense on lease liability	4,727	5,831	3,841
Expense relating to short-term leases	283	236	476
Expense for leases on an asset of low value	57	62	50
Total amount recognized in profit or loss	€ 26,597	€ 27,205	€ 23,026